Fair Value Measurement - Fair Value Measurements of Assets and Liabilities Measured at Fair Value Level 3 (Details) - Significant Unobservable Inputs (Level 3) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Fair value reconciliation
Level 3 investments as of January 1, 2025	¥ 561,907
Transfer of investment in fair value hierarchy from Level 2 to Level 3	22,081
Transfer of investment in fair value hierarchy from Level 3 to Level 2	(101,008)
Changes in fair value included in investment income (loss)	¥ (68,409)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Investment income
Settlements	¥ (1,944)
Foreign currency translation adjustments	¥ (3,104)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax
Level 3 investments as of December 31, 2025	¥ 409,523
Changes in net unrealized gains included in investment income (loss) related to Level 3 investments still held as of December 31, 2025	¥ (68,409)
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Investment income